Short-Term Borrowings And Long-Term Debt	12 Months Ended
	Jul. 31, 2011	May 01, 2011
Short-Term Borrowings And Long-Term Debt
Short-Term Borrowings And Long-Term Debt

Note 7. Short-Term Borrowings and Long-Term Debt

The Company's debt consists of the following, as of the dates indicated (in millions):

	Successor	Successor
	July 31, 2011	May 1, 2011
Short-term borrowings:
Revolver	$—	$—
Other	4.0	8.6

Total short-term borrowings	$4.0	$8.6

Long-term debt:
Term B Loans	2,700.0	2,700.0
7.625% Senior Notes	1,300.0	1,300.0

	4,000.0	4,000.0
Less unamortized discount	6.4	6.6
Less current portion	27.0	20.3

Total long-term debt	$3,966.6	$3,973.1

During the three months ended July 31, 2011, the Company did not borrow or repay any amount under its senior secured asset-based revolving facility ("ABL Facility"). As of July 31, 2011, there were no loans outstanding under the ABL Facility, the amount of letters of credit issued under the ABL Facility was $38.2 million and the net availability under the ABL Facility was $521.9 million. The Company is required to pay a commitment fee at an initial rate of 0.500% per annum in respect of the unutilized commitments thereunder. The commitment fee rate may be reduced to 0.375% depending on the amount of excess availability under the ABL Facility. The Company must also pay customary letter of credit fees and fronting fees for each letter of credit issued.

As of July 31, 2011 and May 1, 2011 the fair values of the Company's 7.625% Senior Notes were $1,335.8 million and $1,332.5 million, respectively. The book value of the Company's floating rate debt instruments approximates fair value.

Maturities

The Company is scheduled to pay $20.2 million of its long-term debt during the remainder of fiscal 2012. As of July 31, 2011, scheduled maturities of long-term debt for each of the five succeeding fiscal years (representing debt under the Term B Loans and 7.625% Senior Notes) are as follows (in millions) [1]:

2013	$27.0
2014	27.0
2015	27.0
2016	27.0
2017	27.0
Thereafter	3,844.8

1	Does not include any excess cash flow or other principal prepayments that may be required under the terms of the Senior Secured Term Loan Agreement, as described in the 2011 Annual Report.

Restrictive and Financial Covenants

The Senior Secured Term Loan Credit Facility, ABL Facility and the indenture related to the 7.625% Senior Notes contain restrictive covenants that limit the Company's ability and the ability of its subsidiaries to take certain actions. See Note 6 of the 2011 Annual Report for additional information regarding the covenants.

Note 7.	Short-Term Borrowings and Long-Term Debt

The Company's debt consists of the following, as of the dates indicated (in millions):

	Successor	Predecessor
	May 1, 2011	May 2, 2010
Short-term borrowings:
Revolver	$—	$—
Other	8.6	5.6

	$8.6	$5.6

Long-term debt:
Term A Loan	$—	$592.5
Term B Loan	2,700.0	—

Total Term Loans	2,700.0	592.5

6 3/4% Senior Subordinated Notes	—	250.0
7 1/2% Senior Subordinated Notes	—	450.0
7.625% Senior Notes	1,300.0	—

	4,000.0	1,292.5
Less unamortized discount [1]	6.6	7.3
Less current portion	20.3	30.0

	$3,973.1	$1,255.2

1	Unamortized discount on the Term B Loan as was $6.6 million as of May 1, 2011 and $7.3 million on the 7 1/2% Senior Subordinated Notes as of May 2, 2010.

Senior Secured Term Loan Credit Agreement

On March 8, 2011, in connection with the Merger, DMFC entered into a new senior secured term loan credit agreement (the "Senior Secured Term Loan Credit Agreement") with the lenders party thereto, JPMorgan Chase Bank, N.A., as administrative agent and collateral agent, and the other agents named therein, that provides for a $2,700.0 million senior secured term loan B facility (with all related loan documents, and as amended from time to time, the "Term Loan Facility") with a term of seven years. As discussed in Note 1, on April 26, 2011, DMFC merged with and into DMC and DMC assumed all of the obligations of DMFC under the Term Loan Facility.

Interest Rates. Loans under the Term Loan Facility bear interest at a rate equal to an applicable margin, plus, at the Company's option, either (i) a LIBOR rate (with a floor of 1.50%) or (ii) a base rate (with a floor of 2.50%) equal to the highest of (a) the federal funds rate plus 0.50%, (b) JPMorgan Chase Bank, N.A.'s "prime rate" and (c) the one-month LIBOR rate plus 1.00%. The applicable margin with respect to LIBOR borrowings is 3.00% and with respect to base rate borrowings is 2.00%. See Note 8 for a discussion of the Company's interest rate swaps.

Principal Payments. The Term Loan Facility requires quarterly scheduled principal payments of 0.25% of the outstanding principal (which is currently $6.75 million) per quarter from September 30, 2011 to December 31, 2017. The balance is due in full on the maturity date of March 8, 2018. Scheduled principal payments with respect to the Term Loan Facility are subject to reduction on a pro rata basis upon mandatory and voluntary prepayments on terms and conditions set forth in the Senior Secured Term Loan Credit Agreement. As of May 1, 2011, the amount of outstanding loans under the Term Loan Facility was $2,700.0 million and the interest rate payable was 4.62%.

The Senior Secured Term Loan Credit Agreement also requires the Company to prepay outstanding loans under the Term Loan Facility, subject to certain exceptions, with, among other things:

•

Commencing with the Company's fiscal year ending April 29, 2012, 50% (which percentage will be reduced to 25% if the Company's leverage ratio is 5.5x or less and to 0% if the Company's leverage ratio is 4.5x or less) of the Company's annual excess cash flow, as defined in the Senior Secured Term Loan Credit Agreement;

•	100% of the net cash proceeds of certain casualty events;

•	100% of the net cash proceeds of all non-ordinary course asset sales or other dispositions of property of the Company, subject to the Company's right to reinvest the proceeds; and

•	100% of the net cash proceeds of any incurrence of debt, other than proceeds from the debt permitted under the Senior Secured Term Loan Credit Agreement.

Ability to Incur Additional Indebtedness. The Company has the right to request an additional $500.0 million plus an additional amount of secured indebtedness under the Term Loan Facility. Lenders under this facility are under no obligation to provide any such additional loans, and any such borrowings will be subject to customary conditions precedent, including satisfaction of a prescribed leverage ratio, subject to the identification of willing lenders and other customary conditions precedent.

Senior Secured Asset-Based Revolving Facility

On March 8, 2011, in connection with the Merger, DMFC entered into a credit agreement (the "Senior Secured Asset-Based Revolving Credit Agreement") with Bank of America, N.A., as administrative agent, and the other lender and agent parties thereto, that provides for senior secured financing of up to $750.0 million (with all related loan documents, and as amended from time to time, the "ABL Facility") with a term of five years. As discussed in Note 1, on April 26, 2011, DMFC merged with and into DMC, and DMC, which was already a borrower under the Senior Secured Asset-Based Revolving Credit Agreement, assumed all of the obligations of DMFC under the ABL Facility.

Interest Rates. Borrowings under the ABL Facility bear interest at an initial interest rate equal to an applicable margin, plus, at the Company's option, either (i) a LIBOR rate, or (ii) a base rate equal to the highest of (a) the federal funds rate plus 0.50%, (b) Bank of America, N.A.'s "prime rate" and (c) the one-month LIBOR rate plus 1.00%. The applicable margin with respect to LIBOR borrowings will initially be 2.25% (and may decrease to 2.00% or increase to 2.50% depending on average excess availability) and with respect to base rate borrowings will initially be 1.25% (and may decrease to 1.00% or increase to 1.50% depending on average excess availability).

Commitment Fees. In addition to paying interest on outstanding principal under the ABL Facility, the Company is required to pay a commitment fee at an initial rate of 0.500% per annum in respect of the unutilized commitments thereunder. The commitment fee rate may be reduced to 0.375% depending on the amount of excess availability under the ABL Facility. The Company must also pay customary letter of credit fees and fronting fees for each letter of credit issued.

Availability under the ABL Facility. Availability under the ABL Facility is subject to a borrowing base. The borrowing base, determined at the time of calculation, is an amount equal to: (a) 85% of eligible accounts receivable and (b) the lesser of (1) 75% of the book value of eligible inventory and (2) 85% of the net orderly liquidation value of eligible inventory, of the borrowers under the facility at such time, less customary reserves. The ABL Facility will mature, and the commitments thereunder will terminate, on March 8, 2016. As of May 1, 2011, there were no loans outstanding under the ABL Facility, the amount of letters of credit issued under the ABL Facility was $35.3 million and the net availability under the ABL Facility was $506.2 million.

The ABL Facility includes a sub-limit for letters of credit and for borrowings on same-day notice, referred to as "swingline loans." No new letters of credit were issued under the ABL Facility on March 8, 2011 but certain letters of credit outstanding under a prior credit facility were deemed to be outstanding under the ABL Facility. The Company is the lead borrower under the ABL Facility and other domestic subsidiaries of the Company may be designated as borrowers on a joint and several basis.

Ability to Incur Additional Indebtedness. The commitments under the ABL Facility may be increased, subject only to the consent of the new or existing lenders providing such increases, such that the aggregate principal amount of commitments does not exceed $1.0 billion. The lenders under this facility are under no obligation to provide any such additional commitments, and any increase in commitments will be subject to customary conditions precedent. Notwithstanding any such increase in the facility size, the Company's ability to borrow under the facility will remain limited at all times by the borrowing base (to the extent the borrowing base is less than the commitments).

Guarantee of Obligations under the Senior Secured Term Loan Credit Agreement and Senior Secured Asset-Based Revolving Credit Agreement.

All obligations of the Company under the Senior Secured Term Loan Credit Agreement and Senior Secured Asset-Based Revolving Credit Agreement are unconditionally guaranteed by Parent and by substantially all existing and future, direct and indirect, wholly-owned material restricted domestic subsidiaries of the Company, subject to certain exceptions. Currently, there are no guarantor subsidiaries under any of the Company's debt agreements.

Senior Notes Due 2019

On February 16, 2011, Blue Sub consummated a private placement offering of senior notes due February 16, 2019 with an aggregate principal amount of $1,300.0 million and a stated interest rate of 7.625% (the "7.625% Notes"). Upon consummation of the Merger, DMFC assumed Blue Sub's obligations under the 7.625% Notes and related indenture (the indenture hereinafter referred to as the "Senior Notes Indenture"). As discussed in Note 1, on April 26, 2011, DMFC merged with and into DMC, and DMC, which was already a guarantor under the Senior Notes Indenture, assumed all of the obligations of DMFC under the Senior Notes Indenture and all related documents.

Interest Rate. Interest on the 7.625% Notes is payable semi-annually on February 15 and August 15 of each year commencing August 15, 2011.

Guarantee. The 7.625% Notes are fully and unconditionally guaranteed by each of the Company's existing and future domestic restricted subsidiaries that guarantee its obligations under the Term Loan Facility and ABL Facility.

Redemption Rights. Prior to February 15, 2014, the Company has the option of redeeming (a) all or a part of the 7.625% Notes at 100% of the principal amount plus a "make whole" premium, or, using the proceeds from certain equity offerings and subject to certain conditions, (b) up to 35% of the then-outstanding 7.625% Notes at a premium of 107.625% of the aggregate principal amount and a special interest payment. Beginning on February 15, 2014, the Company may redeem all or a part of the 7.625% Notes at a premium ranging from 103.813% to 101.906% of the aggregate principal amount. Finally, beginning on February 15, 2016, the Company may redeem all or a part of the 7.625% Notes at face value. Any redemption as described above is subject to the concurrent payment of accrued and unpaid interest, if any, upon redemption.

Registration Obligations. Pursuant to the terms of a registration rights agreement, the Company is obligated, among other things, to use its commercially reasonable efforts to file and cause to become effective an exchange offer registration statement with the Securities and Exchange Commission ("SEC") with respect to a registered offer (the "Exchange Offer") to exchange the 7.625% Notes for freely tradable notes having substantially identical terms as the 7.625% Notes. Under certain circumstances, in lieu of a registered exchange offer, the Company is obligated to file a shelf registration statement with the SEC with respect to the resale of the 7.625% Notes. In the event that the Exchange Offer is not consummated (or, as applicable the shelf registration statement is not declared effective) on or prior to the 365th day from the issue date of the 7.625% Notes, the annual interest rate borne by the 7.625% Notes will be increased by 0.25%. The annual interest rate on the 7.625% Notes will increase by an additional 0.25% for each subsequent 90-day period during which the registration default continues, up to a maximum additional interest rate of 1.0% per year over the applicable interest rate described above. If the registration default is corrected, the applicable interest rate on such 7.625% Notes will revert to the original level.

Security Interests. Indebtedness under the Term Loan Facility is generally secured by a first priority lien on substantially all of the Company's assets, and by a second priority lien with respect to inventories and accounts receivable. The ABL Facility is generally secured by a first priority lien on the Company's inventories and accounts receivable and a second priority lien on substantially all of the Company's other assets. The 7.625% Notes are the Company's senior unsecured obligations and rank senior in right of payment to the existing and future indebtedness and other obligations that expressly provide for their subordination to the 7.625% Notes; rank equally in right of payment to all of the existing and future unsecured indebtedness; are effectively subordinated to all of the existing and future secured debt (including obligations under the Term Loan Facility and ABL Facility described above) to the extent of the value of the collateral securing such debt; and are structurally subordinated to all existing and future liabilities, including trade payables, of the non-guarantor subsidiaries, to the extent of the assets of those subsidiaries.

Prior Credit Facility

The Company's prior credit facility consisted of a $500.0 million five-year revolving credit facility (the "Revolver") that was scheduled to mature on January 30, 2015 and a $600.0 million five-year Term A facility (the "Term A Facility") that was scheduled to mature on January 30, 2015 (the "Prior Credit Facility"). The Revolver included a letter of credit subfacility of $150.0 million. The interest rate spread for the Revolver and the Term A Facility was adjusted periodically based on the total debt ratio and was a maximum of 2.75% over the Eurodollar rate or 1.75% over the base rate. To maintain availability of funds under the Revolver, the Company paid a 0.50% commitment fee on the unused portion of the revolving credit facility. The commitment fee had been reduced to 0.375% prior to the termination of the credit facility. The Company borrowed $491.6 million under the Revolver, and repaid a total of $491.6 million for the period May 3, 2010 through March 7, 2011. On March 8, 2011, in connection with the Merger, the Company repaid in full all outstanding loans together with interest and all other amounts due under the Prior Credit Facility and terminated the Prior Credit Facility.

Tender Offer for Senior Subordinated Notes

In connection with the Merger, Blue Sub commenced a cash tender offer for the outstanding 6 3/4% Notes and the outstanding 7 1/2% Notes. Upon consummation of the Merger, DMFC assumed Blue Sub's obligations in connection with the tender offer. Pursuant to the tender offer, $241.6 million aggregate principal amount of the 6 3/4% Notes and $447.9 million aggregate principal amount of the 7 1/2% Notes were purchased. Aggregate principal amounts of $8.4 million for the 6 3/4% Notes and $2.1 million for the 7 1/2% Notes were not tendered and remained outstanding until April 8, 2011, when DMC redeemed them.

Deferred Debt Issuance and Debt Extinguishment Costs

In connection with entering into the Senior Secured Term Loan Credit Agreement, the Senior Secured Asset-Based Revolving Credit Agreement and the Senior Notes Indenture, the Company capitalized $164.2 million of deferred debt issuance costs; these costs will be amortized as interest expense over the term of the related debt instrument. In connection with the tender offers for the 6 3/4% Notes and 7 1/2% Notes, the Company recognized $15.8 million of expense (included in other (income) expense for the Successor period) which represents the excess cash consideration paid in connection with the tender offers and redemption of the remaining senior subordinated notes over the fair value of the senior subordinated notes as of the Merger date. In addition, in accordance with the acquisition method of accounting described in Note 3, outstanding debt immediately prior to the Merger was recorded on the opening balance sheet for the Successor period at fair value. Because the Company adjusted the book value of the Prior Credit Facility and senior subordinated notes to fair value, $25.2 million of deferred financing costs and $94.2 million of deferred debt issuance costs (including tender offer premiums) were reflected as a fair value adjustment rather than being written off by the Company.

Maturities

As of May 1, 2011, scheduled maturities of long-term debt for each of the five succeeding fiscal years (representing debt under the Term Loans and 7.625% Notes) are as follows (in millions) [1]:

2012	$20.3
2013	27.0
2014	27.0
2015	27.0
2016	27.0
Thereafter	3,871.7

1	Does not include any excess cash flow or other principal prepayments that may be required under the terms of the Senior Secured Term Loan Credit Agreement, as described above.

Restrictive and Financial Covenants

The Term Loan Facility, ABL Facility and the Senior Notes Indenture contain restrictive covenants that limit the Company's ability and the ability of its subsidiaries to take certain actions.

Term Loan Facility and ABL Facility Restrictive Covenants. The restrictive covenants in the Senior Secured Term Loan Credit Agreement and the Senior Secured Asset-Based Revolving Credit Agreement include covenants limiting the Company's ability, and the ability of its restricted subsidiaries, to incur additional indebtedness, create liens, engage in mergers or consolidations, sell or transfer assets, pay dividends and distributions or repurchase its capital stock, make investments, loans or advances, prepay certain indebtedness, engage in certain transactions with affiliates, amend agreements governing certain subordinated indebtedness adverse to the lenders, and change its lines of business.

Senior Notes Indenture Restrictive Covenants. The restrictive covenants in the Senior Notes Indenture include covenants limiting the Company's ability to, among other things, pay dividends or make other payments, incur additional debt, issue stock, create certain liens or encumbrances, enter into transactions with affiliates, sell, lease or transfer substantially all of its assets and to allow its restricted subsidiaries to make payments to DMC or incur indebtedness.

Financial Maintenance Covenants. The Term Loan Facility, ABL Facility and Senior Notes Indenture generally do not require that the Company comply with financial maintenance covenants. The ABL Facility, however, contains a financial covenant that applies if availability under the ABL Facility falls below a certain level.

Effect of Restrictive and Financial Covenants. The restrictive and financial covenants in the Senior Secured Term Loan Credit Agreement, the Senior Secured Asset-Based Revolving Credit Agreement and Senior Notes Indenture may adversely affect the Company's ability to finance its future operations or capital needs or engage in other business activities that may be in its interest, such as acquisitions.

Supplemental Disclosure of Cash Flow Information

The Company made cash interest payments of $25.8 million, $51.5 million, $98.4 million and $111.0 million for the periods March 8, 2011 through May 1, 2011, May 3, 2010 through March 7, 2011, fiscal 2010 and fiscal 2009, respectively. Cash interest paid during the periods March 8, 2011 through May 1, 2011 and May 3, 2010 through March 7, 2011 does not include costs related to the tender offers for the 6 3/4% Notes and 7 1/2% Notes and redemption of the remaining 6 3/4% Notes and 7 1/2% Notes. Cash interest paid in fiscal 2010 does not include cash costs paid in connection with entering into the Prior Credit Facility, refinancing the credit facility that existed before the Prior Credit Facility, the issuance of the 7 1/2% Notes or the tender offer for previously outstanding 8 5/8% senior subordinated notes due 2012, which are included in interest expense in the Consolidated Statements of Income (Loss).